Operating revenue - Summary detail operating revenue explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Interest income	₩ 27,988,801	₩ 29,209,338	₩ 27,579,211
Fees and commission income	4,564,323	4,295,366	4,175,243
Insurance income	3,364,322	3,116,553	2,899,599
Reinsurance income	202,299	73,578	44,985
Insurance finance income	44,087	202,363	143,064
Dividend income	209,681	239,097	181,486
Net gain on financial instruments measured at FVTPL	4,823,409	4,264,126	4,254,811
Gain on trading derivatives measured at FVTPL	17,568,108	22,397,247	17,208,758
Net gain on financial instruments designated at FVTPL	232,193	252,924	438,709
Net gain on foreign currency transaction	3,683,224	8,084,564	3,201,023
Net gain on disposal of securities at FVOCI	287,564	197,708	50,793
Net gain on disposal of securities at amortized cost	2	0	358
Reversal of credit loss allowance	107,122	4,311	136
Gain related to hedging derivates	607,993	753,798	422,074
Other operating income	998,832	973,306	732,379
Total income	₩ 64,681,960	₩ 74,064,279	₩ 61,332,629